FORM N-PX

ANNUAL REPORT OF PROXY VOTING RECORD OF REGISTERED MANAGEMENT

INVESTMENT COMPANY

Investment Company Act file number: 811-3967

First Investors Income Funds

(Exact name of registrant as specified in charter)

110 Wall Street

New York, NY 10005

(Address of principal executive offices)

Joseph I. Benedek

First Investors Management Company, Inc.

Raritan Plaza I

8th Floor

Edison, NJ 08837-3620

(Name and address of agent for service)

Registrant's telephone number, including area code: 1-212-858-8000

Date of Fiscal year-end: 9/30/2010

Date of reporting period: 7/1/2009 - 6/30/2010

Item 1. Proxy Voting Record

First Investors Cash Management Fund

None

First Investors Government Fund

None

First Investors Investment Grade Fund

None

First Investors Fund For Income

None

SIGNATURES:

Pursuant to the requirements of the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

First Investors Income Funds

(Registrant)

By: /S/ KATHRYN S. HEAD

Kathryn S. Head

President and Principal Executive Officer

Date: August 26, 2010